DEPRECIATION, AMORTIZATION, AND IMPAIRMENT	12 Months Ended
Dec. 31, 2018
Depreciation Amortization And Impairment
DEPRECIATION, AMORTIZATION, AND IMPAIRMENT

NOTE 34

DEPRECIATION, AMORTIZATION, AND IMPAIRMENT

Depreciation, amortization and impairment charges for the years ended December 31, 2018, 2017 and 2016, are detailed below:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property, plant, and equipment	(54,987)	(55,623)	(45,025)
Amortization of Intangible assets	(24,293)	(22,200)	(20,334)
Total depreciation and amortization	(79,280)	(77,823)	(65,359)
Impairment of property, plant, and equipment	(39)	(354)	(234)
Impairment of intangibles	-	(5,290)	-
Total	(79,319)	(83,467)	(65,593)

As of December 31, 2018, the equipment impairment totaled Ch$39 million(Ch$354 million as of December 31, 2017 and Ch$234 million as of December 31, 2016), mainly due to damages to ATMs.